Acquisitions and License Agreements (Schedule of Fair Value of Identifiable Assets Acquired and Liabilities Assumed) (Details) (USD $) In Millions, unless otherwise specified	Sep. 26, 2014	Sep. 27, 2013	Aug. 14, 2014	Mar. 19, 2014	Oct. 01, 2012
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Goodwill (non-tax deductible)	$ 2,401.9	$ 532.0
Questcor Pharmaceuticals, Inc.
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Cash			445.1
Inventory			67.9
Intangible assets			5,601.1
Goodwill (non-tax deductible)			1,771.5
Other assets, current and non-current			273.9
Total assets acquired			8,159.5
Current liabilities			159.8
Unpaid purchase consideration (current)			128.8
Other liabilities (non-current)			183.7
Deferred tax liabilities, net (non-current)			1,900.7
Contingent consideration (non-current)			0
Total liabilities assumed			2,373.0
Net assets acquired			5,786.5
Cadence Pharmaceuticals, Inc.
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Cash				43.2
Inventory				21.0
Intangible assets				1,300.0
Goodwill (non-tax deductible)				318.1
Other assets, current and non-current				18.0
Total assets acquired				1,700.3
Current liabilities				60.1
Other liabilities (non-current)				18.7
Deferred tax liabilities, net (non-current)				292.3
Contingent consideration (non-current)				0
Total liabilities assumed				371.1
Net assets acquired				1,329.2
CNS Therapeutics, Inc.
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Cash					3.6
Intangible assets					91.9
Goodwill (non-tax deductible)					24.5
Other assets, current and non-current					9.7
Total assets acquired					129.7
Current liabilities					4.0
Deferred tax liabilities, net (non-current)					27.1
Contingent consideration (non-current)					6.9
Total liabilities assumed					38.0
Net assets acquired					$ 91.7